Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
December 31,

2014	205
2015	175
2016	143
2017	72
2018	13
Total minimum lease payments	608
Less: amount representing interest	(46)
Present value of minimum lease payments	563
Less: current portion	(184)
Long-term portion	378

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	France	Japan

2014	297	152
2015	297	94
2016	297	91
2017	272	91
2018	-	30
Total	1,163	458